Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of shares to be delivered, Senior management (Details) - Current senior managers - shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred conditional variable remuneration plan (2015)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0
Deferred conditional variable remuneration plan (2017)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	0
Deferred conditional variable remuneration plan (2018)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	0	3,475
Deferred conditional variable remuneration plan and linked to objectives (2016)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	18,500	150,445
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	76,053	164,428
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	155,758	803,056
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	949,917	1,274,450
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	1,438,437	1,829,720
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered (in shares)	2,711,926	0